Cost Optimization Programs	12 Months Ended
Mar. 01, 2014
Cost Optimization Programs
COST OPTIMIZATION PROGRAMS
Fiscal 2013 Cost Optimization and Resource Efficiency (“CORE”) Program
In March 2012, the Company commenced the CORE program with the objective of improving the Company’s operations and increasing efficiency. The program includes, among other things, the streamlining of the BlackBerry smartphone product portfolio, the optimization of the Company’s global manufacturing footprint, the outsourcing of global repair services, the alignment of the Company’s sales and marketing teams and a reduction in the global workforce. On September 20, 2013, the Company announced that it had commenced implementation of a further workforce reduction of approximately 4,500 positions to bring the total workforce to approximately 7,000 full-time global employees and that it was targeting an approximate 50% reduction in operating expenditures by the end of the first quarter of fiscal 2015. The Company expects to incur approximately $100 million in additional cash and non-cash, pre-tax charges related to the CORE program by the end of the first quarter of fiscal 2015.
The Company incurred approximately $512 million in total pre-tax charges related to the CORE program and strategic review process in fiscal 2014, related to one-time employee termination benefits, facilities and manufacturing network simplification costs as well as legal and financial advisory costs related to the recently completed strategic review process. Other charges and cash costs may occur as programs are implemented or changes are completed.
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2013 and fiscal 2014:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Total
Balance as at March 3, 2012	$—	$—	$—	$—
Charges incurred	123	32	65	220
Cash payments made	(114)	(14)	(63)	(191)
Balance as at March 2, 2013	9	18	2	29
Charges incurred	190	93	65	348
Cash payments made	(186)	(58)	(41)	(285)
Balance as at March 1, 2014	$13	$53	$26	$92

The CORE program charges incurred in fiscal 2013 and fiscal 2014 were as follows:

	For the year ended
	March 1, 2014	March 2, 2013
Cost of sales	$103	$96
Research and development	76	27
Selling, marketing and administration(1)	333	97
Total CORE program charges	$512	$220

(1) CORE program charges in selling, marketing and administration include costs associated with the Company's recently completed strategic review process as well as losses incurred related to the write-down to fair value less costs to sell of the assets classified as held for sale, as noted below.
There were no CORE charges incurred during fiscal 2012.
As part of the CORE program, the Company has decided to sell certain redundant assets and discontinue certain operations to drive cost savings and efficiencies in the Company. As a result, certain property, plant and equipment assets have been classified as held for sale on the Company’s consolidated balance sheets as at March 1, 2014, valued at $209 million (March 2, 2013 - $354 million), the lower of carrying value and fair value less costs to sell. Further, the Company has recorded losses of approximately $110 million in fiscal 2014 (nil in fiscal 2013) related to the write-down to fair value less costs to sell of the assets held for sale. Assets held for sale are expected to be sold within the next twelve months.
In fiscal 2013, the Company sold 100% of the shares of its wholly-owned subsidiary, NewBay Software Limited (“NewBay”) and as a result, the operating results of NewBay are presented as discontinued operations in the Company's consolidated statements of operations for the fiscal years ended March 2, 2013 and March 3, 2012.
The following table sets forth the components of the Company’s loss from discontinued operations:

	March 2, 2013	March 3, 2012
Revenues from discontinued operations	$33	$12
Loss from discontinued operations, before tax	(20)	(7)
Loss on disposal of discontinued operation	(3)	—
Income tax recovery	5	—
Loss from discontinued operations, net of tax	$(18)	$(7)

Carrying values of significant assets and liabilities of NewBay at the time of sale include property, plant and equipment and intangible assets of $41 million, current assets of $15 million and accrued liabilities of $13 million.

Fiscal 2012 Cost Optimization Program
In June 2011, the Company initiated a cost optimization program (the "2012 Cost Optimization Program") that included a global workforce reduction of approximately 2,000 employees, representing approximately 10% of the total global workforce. The Company incurred approximately $125 million in total pre-tax charges related to the 2012 Cost Optimization Program in fiscal 2012. All of the pre-tax charges were related to one-time employee termination benefits, and the identification of redundant facilities. During fiscal 2013 and fiscal 2014 the Company made cash payments related to employee termination benefits and facilities costs, as shown in the table below. No further charges are expected to be incurred under this plan.
The following table sets forth the activity in the Company’s 2012 Cost Optimization Program liability for fiscal 2013 and fiscal 2014:

	Employee Termination Benefits	Facilities Costs	Total
Balance as at March 3, 2012	$10	$44	$54
Cash payments made	(10)	(24)	(34)
Balance as at March 2, 2013	—	20	20
Cash payments made	—	(9)	(9)
Balance as at March 1, 2014	$—	$11	$11